UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07338
Capital World Growth and Income Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class A
| CWGIX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class C
| CWGCX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class T
| TCWGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 25	0.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-1
| CWGFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-2
| WGIFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 27	0.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-3
| FWGIX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-A
| CWIAX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-C
| CWICX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 78	1.52% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-E
| CWIEX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 51	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-T
| TCWWX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 28	0.54% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-1
| CWIFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-2
| FCWGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 26	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-3
| FWCGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 24	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-1
| RWIAX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 77	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2
| RWIBX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 77	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2E
| RWBEX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 62	1.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-3
| RWICX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-4
| RWIEX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5E
| RWIHX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 29	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5
| RWIFX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 24	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-033-0725 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-6
| RWIGX
for the six months ended May 31, 2025
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 129,212
Total number of portfolio holdings	350
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-033-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Growth and Income Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2025
Lit. No. MFGEFP2-033-0725 © 2025 Capital Group. All rights reserved.

Investment portfolio May 31, 2025unaudited

Common stocks 95.48%	Shares	Value (000)
Information technology 20.02%
Broadcom, Inc.	21,846,901	$5,288,479
Taiwan Semiconductor Manufacturing Co., Ltd.	145,570,486	4,651,479
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	222,810	43,074
Microsoft Corp.	10,014,702	4,610,368
NVIDIA Corp.	17,685,517	2,389,844
Apple, Inc.	9,988,190	2,006,128
ASML Holding NV	1,181,861	877,497
ASML Holding NV (ADR)	103,398	76,181
International Business Machines Corp.	2,821,711	730,992
Micron Technology, Inc.	6,480,234	612,123
Shopify, Inc., Class A, subordinate voting shares (a)	4,421,674	474,092
Tokyo Electron, Ltd.	2,630,150	420,400
SAP SE	1,370,596	413,805
MediaTek, Inc.	8,188,800	341,093
Texas Instruments, Inc.	1,698,668	310,601
Salesforce, Inc.	1,035,742	274,855
Oracle Corp.	1,599,989	264,846
ANSYS, Inc. (a)	706,459	233,711
Accenture PLC, Class A	719,246	227,872
Capgemini SE	1,324,924	220,016
Seagate Technology Holdings PLC	1,807,342	213,158
Constellation Software, Inc.	48,319	175,191
Intel Corp.	7,977,273	155,956
Keyence Corp.	352,050	148,605
EPAM Systems, Inc. (a)	664,292	115,912
Synopsys, Inc. (a)	235,303	109,176
Ciena Corp. (a)	1,171,106	93,759
Adobe, Inc. (a)	209,316	86,885
Cloudflare, Inc., Class A (a)	457,846	75,952
KLA Corp.	87,851	66,493
Elastic NV, non-registered shares (a)	789,436	63,842
Fair Isaac Corp. (a)	30,650	52,910
Advantech Co., Ltd.	2,461,389	27,838
Applied Materials, Inc.	43,918	6,884
Stripe, Inc., Class B (a)(b)(c)	192,531	6,493
		25,866,510

Financials 15.80%
Zurich Insurance Group AG	1,447,904	1,015,468
Chubb, Ltd.	2,841,868	844,603
JPMorgan Chase & Co.	3,011,829	795,123
Mastercard, Inc., Class A	1,279,984	749,559
AXA SA	15,009,663	707,443
BlackRock, Inc.	674,407	660,845
Apollo Asset Management, Inc.	4,745,757	620,223
Capital One Financial Corp.	3,109,378	588,139
NatWest Group PLC	80,736,887	570,664
Citigroup, Inc.	7,464,023	562,190
Aviva PLC	65,809,746	541,411
Arthur J. Gallagher & Co.	1,544,255	536,536
Banco Bilbao Vizcaya Argentaria, SA	33,924,059	508,837
ING Groep NV	21,483,655	455,673
Blackstone, Inc.	3,216,248	446,287
American Express Co.	1,500,398	441,192
Visa, Inc., Class A	1,200,856	438,541
Ping An Insurance (Group) Company of China, Ltd., Class H	68,307,000	402,031
Ping An Insurance (Group) Co. of China, Ltd., Class A	2,413,000	17,867
UniCredit SpA	6,306,160	404,988
HSBC Holdings PLC (GBP denominated)	23,488,111	276,339
HSBC Holdings PLC (HKD denominated)	8,922,400	105,199
HDFC Life Insurance Co., Ltd.	40,382,630	366,594
Marsh & McLennan Companies, Inc.	1,561,265	364,805
Wells Fargo & Co.	4,808,128	359,552

1	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
3i Group PLC	6,289,779	$345,083
Aon PLC, Class A	870,903	324,046
Bank of America Corp.	7,007,359	309,235
Blue Owl Capital, Inc., Class A	15,749,297	294,197
Progressive Corp.	1,009,268	287,571
Partners Group Holding AG	209,428	280,425
Ares Management Corp., Class A	1,637,926	271,077
CVC Capital Partners PLC	13,988,955	260,017
BNP Paribas SA	2,875,627	251,872
Postal Savings Bank of China Co., Ltd., Class H	382,118,000	248,537
Israel Discount Bank, Ltd., Class A	28,679,760	244,307
Munchener Ruckversicherungs-Gesellschaft AG	358,437	232,552
Mizuho Financial Group, Inc.	7,566,300	210,433
KB Financial Group, Inc.	2,741,020	207,210
AIA Group, Ltd.	24,585,400	205,842
FinecoBank SpA	9,448,604	204,054
Axis Bank, Ltd.	14,311,714	199,386
CaixaBank, SA, non-registered shares	23,276,265	197,901
Erste Group Bank AG	2,323,905	186,950
Danske Bank AS	4,802,463	183,935
Morgan Stanley	1,391,038	178,095
Brookfield Asset Management, Ltd., Class A (CAD denominated) (d)	3,059,513	172,132
Brown & Brown, Inc.	1,507,741	170,224
Svenska Handelsbanken AB, Class A	12,499,099	166,947
Bank Central Asia Tbk PT	270,796,700	156,365
DBS Group Holdings, Ltd.	4,481,553	155,391
China Merchants Bank Co., Ltd., Class A	17,381,481	104,906
China Merchants Bank Co., Ltd., Class H	7,935,306	49,487
HDFC Bank, Ltd.	4,692,435	106,647
HDFC Bank, Ltd. (ADR)	559,687	42,195
Nu Holdings, Ltd., Class A (a)	12,000,586	144,127
American International Group, Inc.	1,514,009	128,146
B3 SA - Brasil, Bolsa, Balcao	50,486,367	123,137
TPG, Inc., Class A	2,438,149	117,348
KKR & Co., Inc.	883,005	107,250
National Bank of Canada	999,387	98,362
Skandinaviska Enskilda Banken AB, Class A	5,822,556	97,144
Societe Generale	1,640,753	89,144
Sumitomo Mitsui Financial Group, Inc.	3,325,100	85,499
Fiserv, Inc. (a)	403,347	65,661
Banco Comercial Portugues, SA	84,168,280	65,560
Fidelity National Information Services, Inc.	773,214	61,556
Bank Hapoalim BM	3,070,357	51,459
Goldman Sachs Group, Inc.	84,168	50,539
XP, Inc., Class A	2,597,800	50,293
Macquarie Group, Ltd.	332,707	45,940
PNC Financial Services Group, Inc.	32,462	5,642
Sberbank of Russia PJSC (b)	182,070,644	— (e)
		20,413,935

Industrials 15.08%
General Electric Co.	9,018,677	2,217,783
BAE Systems PLC	61,153,324	1,566,740
Airbus SE, non-registered shares	6,300,809	1,159,561
Siemens AG	4,282,928	1,029,994
Leonardo SpA	16,605,874	1,022,326
TransDigm Group, Inc.	662,359	972,628
RTX Corp.	6,154,670	839,989
Deere & Co.	1,372,172	694,676
Carrier Global Corp.	9,658,064	687,654
Compagnie de Saint-Gobain SA, non-registered shares	5,450,152	611,659
Ryanair Holdings PLC (ADR)	10,325,981	574,125
Melrose Industries PLC (f)	90,563,215	571,177
Hitachi, Ltd.	16,160,900	454,408
Safran SA	1,501,629	445,693
RELX PLC	8,250,180	443,968

Capital World Growth and Income Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
United Rentals, Inc.	614,249	$435,122
Deutsche Post AG	9,192,284	410,920
Mitsui & Co., Ltd.	17,266,700	363,465
Lockheed Martin Corp.	696,016	335,744
L3Harris Technologies, Inc.	1,349,305	329,689
Rolls-Royce Holdings PLC	27,989,968	326,664
Volvo AB, Class B	10,986,279	304,711
Bureau Veritas SA (d)	8,808,579	300,851
Ingersoll-Rand, Inc.	3,376,180	275,631
Techtronic Industries Co., Ltd.	24,344,000	272,745
Recruit Holdings Co., Ltd.	4,492,384	271,270
Parker-Hannifin Corp.	406,652	270,302
Siemens Energy AG (a)	2,738,776	265,883
MTU Aero Engines AG	570,338	226,980
International Consolidated Airlines Group SA (CDI)	41,922,214	184,194
ITOCHU Corp.	3,383,400	181,990
Saab AB, Class B	3,393,090	171,496
AMETEK, Inc.	787,444	140,748
Bunzl PLC	4,080,186	130,619
XPO, Inc. (a)	1,071,420	121,960
Crane Co.	674,681	115,640
Comfort Systems USA, Inc.	203,802	97,464
CSX Corp.	3,010,779	95,111
Weir Group PLC (The)	2,752,195	89,960
FTAI Aviation, Ltd.	639,776	74,950
SS&C Technologies Holdings, Inc.	916,771	74,084
Boeing Co. (The) (a)	270,762	56,134
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	2,428,371	55,832
Howmet Aerospace, Inc.	291,007	49,439
Diploma PLC	759,881	47,976
Arcadis NV, non-registered shares	677,429	34,983
Ferguson Enterprises, Inc.	187,877	34,258
FedEx Corp.	95,817	20,898
Marubeni Corp.	898,200	18,383
Daikin Industries, Ltd.	83,400	9,612
		19,488,089

Consumer discretionary 9.46%
Amazon.com, Inc. (a)	9,628,083	1,973,853
Starbucks Corp.	11,460,442	962,104
Flutter Entertainment PLC (a)	2,997,322	757,423
Royal Caribbean Cruises, Ltd.	2,764,977	710,516
Las Vegas Sands Corp.	17,140,663	705,510
Trip.com Group, Ltd. (ADR)	5,544,974	347,393
Trip.com Group, Ltd.	5,267,748	331,875
Industria de Diseno Textil, SA	12,361,340	669,783
Compagnie Financiere Richemont SA, Class A	3,435,634	646,425
Tesla, Inc. (a)	1,754,299	607,794
NEXT PLC	3,315,548	574,706
MercadoLibre, Inc. (a)	173,963	445,918
LVMH Moet Hennessy-Louis Vuitton SE	739,627	401,639
Home Depot, Inc.	1,014,377	373,585
Booking Holdings, Inc.	60,345	333,040
Chipotle Mexican Grill, Inc. (a)	5,541,223	277,505
Moncler SpA	4,129,302	258,155
Hermes International	78,586	216,652
Stellantis NV	17,835,477	181,553
Shimano, Inc.	1,134,500	162,139
Marriott International, Inc., Class A	608,412	160,517
Restaurant Brands International, Inc. (CAD denominated)	1,924,544	137,404
Aristocrat Leisure, Ltd.	2,632,426	105,884
Dollarama, Inc.	813,912	104,679
InterContinental Hotels Group PLC	883,167	101,073
D.R. Horton, Inc.	820,639	96,885
adidas AG	385,896	96,177
Ferrari NV (EUR denominated)	193,177	92,431

3	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Midea Group Co., Ltd., Class A	8,246,750	$90,607
Hyundai Motor Co.	652,867	87,683
Suzuki Motor Corp.	6,484,700	83,484
Compass Group PLC	1,591,132	55,846
BYD Co., Ltd., Class H	928,548	46,516
Evolution AB	462,885	31,770
		12,228,524

Health care 8.69%
Eli Lilly and Co.	2,736,288	2,018,478
Abbott Laboratories	10,616,189	1,418,110
Vertex Pharmaceuticals, Inc. (a)	3,122,802	1,380,435
Stryker Corp.	1,939,498	742,129
Novo Nordisk AS, Class B	10,085,689	701,468
Gilead Sciences, Inc.	5,918,167	651,472
Sanofi	6,526,411	648,559
Medtronic PLC	5,124,192	425,205
Takeda Pharmaceutical Co., Ltd.	12,858,491	385,500
UnitedHealth Group, Inc.	1,184,229	357,531
Molina Healthcare, Inc. (a)	1,017,970	310,521
Amgen, Inc.	991,608	285,762
Daiichi Sankyo Co., Ltd.	10,223,100	272,957
Insulet Corp. (a)	724,240	235,400
Novartis AG	1,932,506	220,794
EssilorLuxottica SA	746,040	207,283
Thermo Fisher Scientific, Inc.	499,595	201,247
GE HealthCare Technologies, Inc.	1,447,189	102,085
Haleon PLC	16,166,022	90,153
Lonza Group AG	109,225	75,542
AstraZeneca PLC	516,095	74,543
CVS Health Corp.	1,056,723	67,672
Boston Scientific Corp. (a)	618,688	65,123
Chugai Pharmaceutical Co., Ltd.	1,133,900	59,754
Siemens Healthineers AG	1,080,697	57,157
Rede D’Or Sao Luiz SA	8,385,583	55,391
Coloplast AS, Class B	526,151	51,037
Centene Corp. (a)	553,416	31,235
agilon health, Inc. (a)	8,007,033	17,776
Alnylam Pharmaceuticals, Inc. (a)	36,981	11,263
		11,221,582

Communication services 7.68%
Meta Platforms, Inc., Class A	3,259,104	2,110,237
Alphabet, Inc., Class A	5,532,981	950,234
Alphabet, Inc., Class C	4,174,302	721,528
Deutsche Telekom AG	29,602,080	1,118,597
Netflix, Inc. (a)	647,314	781,457
Publicis Groupe SA	6,412,735	698,135
NetEase, Inc.	20,166,075	490,450
NetEase, Inc. (ADR)	527,281	64,202
AT&T, Inc.	16,220,900	450,941
Singapore Telecommunications, Ltd.	140,511,829	415,081
Universal Music Group NV	11,393,825	364,309
Bharti Airtel, Ltd.	15,543,185	337,146
Bharti Airtel, Ltd., interim shares	744,245	12,191
SoftBank Corp.	211,437,970	325,323
Tencent Holdings, Ltd.	3,995,000	253,830
Comcast Corp., Class A	6,971,642	241,010
Spotify Technology SA (a)	241,527	160,649
Nintendo Co., Ltd.	1,282,000	105,441
Omnicom Group, Inc.	1,286,758	94,500
Advanced Info Service PCL, foreign registered shares	10,812,200	94,148
Walt Disney Co. (The)	717,584	81,116
Sea, Ltd., Class A (ADR) (a)	324,962	52,114
		9,922,639

Capital World Growth and Income Fund	4

Common stocks (continued)	Shares	Value (000)

Consumer staples 6.42%
Philip Morris International, Inc.	18,332,577	$3,310,680
Nestle SA	9,698,917	1,033,530
Imperial Brands PLC	20,419,312	773,086
British American Tobacco PLC	15,275,835	686,200
Kroger Co.	7,959,396	543,070
JBS SA	31,991,929	224,411
Ajinomoto Co., Inc.	8,275,700	207,734
Ocado Group PLC (a)(f)	53,616,025	190,134
Costco Wholesale Corp.	158,881	165,265
Danone SA	1,820,192	155,501
Kweichow Moutai Co., Ltd., Class A	704,253	148,959
Sysco Corp.	1,618,737	118,168
Bunge Global SA	1,196,075	93,473
Procter & Gamble Co.	539,428	91,643
Uni-Charm Corp. (d)	9,700,600	77,358
Suntory Beverage & Food, Ltd. (d)	2,105,400	68,636
US Foods Holding Corp. (a)	858,075	67,891
Arca Continental, SAB de CV	6,091,559	66,980
Loblaw Companies, Ltd.	348,428	58,784
L’Oreal SA, non-registered shares	135,691	57,376
Coca-Cola Co.	738,224	53,226
Keurig Dr Pepper, Inc.	1,323,426	44,560
Altria Group, Inc.	464,005	28,123
ITC, Ltd.	4,465,973	21,817
General Mills, Inc.	117,005	6,349
		8,292,954

Materials 5.72%
Freeport-McMoRan, Inc.	28,907,656	1,112,367
Linde PLC	1,869,195	873,998
Rio Tinto PLC	12,748,720	756,131
Vale SA, ordinary nominative shares	64,450,581	587,093
Vale SA (ADR), ordinary nominative shares	9,999,903	91,299
Heidelberg Materials AG, non-registered shares	3,100,337	607,072
Glencore PLC	128,541,983	490,823
Anglo American PLC	13,188,729	391,825
First Quantum Minerals, Ltd. (a)	24,725,850	366,289
Air Products and Chemicals, Inc.	1,265,452	352,947
Corteva, Inc.	4,637,877	328,362
Ivanhoe Mines, Ltd., Class A (a)	30,165,691	233,658
Air Liquide SA	550,920	114,099
Air Liquide SA (a)	479,798	99,369
Smurfit Westrock PLC	4,252,599	184,265
Dow, Inc.	5,639,778	156,447
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee (d)	1,203,821	141,904
Akzo Nobel NV	1,424,216	96,963
Grupo Mexico, SAB de CV, Series B	17,242,200	94,532
Southern Copper Corp.	1,022,756	92,979
Shin-Etsu Chemical Co., Ltd.	2,049,718	66,109
Lundin Mining Corp.	6,666,610	63,103
Antofagasta PLC	2,439,478	58,193
Evonik Industries AG	1,361,353	29,462
		7,389,289

Energy 3.99%
Shell PLC (GBP denominated)	31,475,393	1,038,793
Shell PLC (EUR denominated)	931,069	30,901
Shell PLC (ADR)	14,207	941
EOG Resources, Inc.	7,916,731	859,520
Canadian Natural Resources, Ltd. (CAD denominated)	22,514,050	683,616
Cameco Corp. (CAD denominated)	8,676,867	507,960
Cameco Corp.	2,648,229	155,001
TC Energy Corp. (CAD denominated)	10,316,819	522,776
Tourmaline Oil Corp. (d)	6,257,685	282,162
Baker Hughes Co., Class A	5,241,461	194,196

5	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
BP PLC	37,935,065	$183,875
Suncor Energy, Inc. (d)	4,681,198	166,427
TotalEnergies SE	2,750,518	161,338
ConocoPhillips	1,511,403	128,998
Expand Energy Corp.	861,860	100,088
Neste OYJ	5,797,118	62,203
Schlumberger NV	1,400,201	46,277
ADNOC Drilling Co. PJSC	25,231,000	36,064
		5,161,136

Utilities 1.75%
Constellation Energy Corp.	1,306,506	399,987
E.ON SE	17,006,040	297,946
Iberdrola, SA, non-registered shares	15,613,010	285,063
Pinnacle West Capital Corp.	2,493,336	227,467
Engie SA	5,650,629	121,808
Engie SA, bonus shares	3,461,615	74,620
Dominion Energy, Inc.	2,706,093	153,354
Duke Energy Corp.	1,289,870	151,843
China Resources Gas Group, Ltd.	51,121,275	136,261
DTE Energy Co.	754,912	103,159
National Grid PLC (d)	6,995,930	98,643
NextEra Energy, Inc.	1,171,057	82,723
Public Service Enterprise Group, Inc.	829,743	67,234
FirstEnergy Corp.	1,580,597	66,290
		2,266,398

Real estate 0.87%
Prologis, Inc. REIT	3,729,321	405,004
China Resources Mixc Lifestyle Services, Ltd.	63,667,314	303,270
VICI Properties, Inc. REIT	9,112,732	288,965
Simon Property Group, Inc. REIT	438,867	71,566
Longfor Group Holdings, Ltd. (d)	44,492,340	55,778
		1,124,583
Total common stocks (cost: $75,364,319,000)		123,375,639
Preferred securities 0.23%
Financials 0.23%
Itau Unibanco Holding SA, preferred nominative shares	22,307,248	145,985
Itau Unibanco Holding SA (ADR), preferred nominative shares	14,518,110	95,674
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	2,101,843	29,951
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(d)	1,146,021	15,724
		287,334

Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	82,866	2,794
Total preferred securities (cost: $259,758,000)		290,128
Bonds, notes & other debt instruments 0.10%	Principal amount (000)
Corporate bonds, notes & loans 0.07%
Health care 0.05%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD59,318	58,042

Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041) (g)	42,024	29,356

Capital World Growth and Income Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.00%
ONEOK, Inc. 2.20% 9/15/2025	USD2,141	$2,126
Total corporate bonds, notes & loans		89,524
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	36,402
Total bonds, notes & other debt instruments (cost: $136,857,000)		125,926
Short-term securities 4.06%	Shares
Money market investments 3.85%
Capital Group Central Cash Fund 4.29% (f)(h)	49,717,554	4,971,755

Money market investments purchased with collateral from securities on loan 0.21%
Capital Group Central Cash Fund 4.29% (f)(h)(i)	822,462	82,246
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (h)(i)	34,556,291	34,557
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.18% (h)(i)	33,300,000	33,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (h)(i)	33,300,000	33,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (h)(i)	22,200,000	22,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (h)(i)	22,200,000	22,200
Fidelity Investments Money Market Government Portfolio, Class I 4.18% (h)(i)	19,400,000	19,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (h)(i)	19,400,000	19,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.23% (h)(i)	11,100,000	11,100
		277,703
Total short-term securities (cost: $5,249,280,000)		5,249,458
Total investment securities 99.87% (cost: $81,010,214,000)		129,041,151
Other assets less liabilities 0.13%		171,306
Net assets 100.00%		$129,212,457
Investments in affiliates(f)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.59%
Industrials 0.44%
Melrose Industries PLC	$754,210	$—	$79,363	$(17,555)	$(86,115)	$571,177	$5,078
Consumer staples 0.15%
Ocado Group PLC (a)	212,176	4,340	1,405	115	(25,092)	190,134	—
Total common stocks						761,311
Short-term securities 3.91%
Money market investments 3.85%
Capital Group Central Cash Fund 4.29% (h)	5,735	14,547,637	9,580,896	(899)	178	4,971,755	101,426
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.29% (h)(i)	76,142	6,104 (j)				82,246	— (k)
Total short-term securities						5,054,001
Total 4.50%				$(18,339)	$(111,029)	$5,815,312	$106,504

7	Capital World Growth and Income Fund

Restricted securities(c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B (a)(b)(c)	5/6/2021	$7,726	$6,493	0.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	3/15/2021	3,325	2,794	0.00 (l)
Total		$11,051	$9,287	0.01%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,287,000, which represented 0.01% of the net assets of the fund.

(d)
All or a portion of this security was on loan. The total value of all such securities was $673,652,000, which represented 0.52% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 5/31/2025.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital World Growth and Income Fund	8

Financial statements
Statement of assets and liabilities at May 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $673,652 of investment securities on loan):
Unaffiliated issuers (cost: $75,126,552)	$123,225,839
Affiliated issuers (cost: $5,883,662)	5,815,312	$129,041,151
Cash		178
Cash denominated in currencies other than U.S. dollars (cost: $406)		400
Receivables for:
Sales of investments	490,788
Sales of fund’s shares	62,700
Dividends and interest	339,259
Securities lending income	76
Other	10,237	903,060
		129,944,789
Liabilities:
Collateral for securities on loan		277,703
Payables for:
Purchases of investments	264,523
Repurchases of fund’s shares	68,470
Investment advisory services	39,628
Services provided by related parties	19,757
Trustees’ deferred compensation	3,552
U.S. and non-U.S. taxes	57,223
Other	1,476	454,629
Net assets at May 31, 2025		$129,212,457
Net assets consist of:
Capital paid in on shares of beneficial interest		$73,507,420
Total distributable earnings (accumulated loss)		55,705,037
Net assets at May 31, 2025		$129,212,457
Refer to the notes to financial statements.

9	Capital World Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,903,618 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$58,082,178	855,146	$67.92
Class C	589,074	8,796	66.97
Class T	15	— *	67.86
Class F-1	1,942,149	28,682	67.71
Class F-2	16,734,487	246,753	67.82
Class F-3	7,417,813	109,244	67.90
Class 529-A	3,802,610	56,253	67.60
Class 529-C	61,469	912	67.39
Class 529-E	93,239	1,382	67.48
Class 529-T	21	— *	67.87
Class 529-F-1	16	— *	67.62
Class 529-F-2	355,543	5,235	67.92
Class 529-F-3	25	— *	67.90
Class R-1	125,173	1,868	67.02
Class R-2	513,434	7,692	66.75
Class R-2E	67,171	994	67.56
Class R-3	1,035,488	15,387	67.30
Class R-4	894,950	13,220	67.70
Class R-5E	185,339	2,735	67.77
Class R-5	347,498	5,114	67.95
Class R-6	36,964,765	544,205	67.92
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	10

Financial statements (continued)
Statement of operations for the six months ended May 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $94,560; also includes $106,504 from affiliates)	$1,519,774
Interest from unaffiliated issuers	12,636
Securities lending income (net of fees)	944	$1,533,354
Fees and expenses*:
Investment advisory services	229,787
Distribution services	84,922
Transfer agent services	37,661
Administrative services	18,769
529 plan services	1,124
Reports to shareholders	182
Registration statement and prospectus	1,623
Trustees’ compensation	321
Auditing and legal	58
Custodian	4,242
Other	99	378,788
Net investment income		1,154,566
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $16,129):
Unaffiliated issuers	6,377,949
Affiliated issuers	(18,339)
In-kind redemptions	480,333
Currency transactions	(702)	6,839,241
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $50,775):
Unaffiliated issuers	(1,347,498)
Affiliated issuers	(111,029)
Currency translations	10,123	(1,448,404)
Net realized gain (loss) and unrealized appreciation (depreciation)		5,390,837
Net increase (decrease) in net assets resulting from operations		$6,545,403
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	Capital World Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2025*	2024

Operations:
Net investment income	$1,154,566	$1,939,646
Net realized gain (loss)	6,839,241	7,738,232
Net unrealized appreciation (depreciation)	(1,448,404)	14,814,462
Net increase (decrease) in net assets resulting from operations	6,545,403	24,492,340
Distributions paid to shareholders	(8,359,823)	(4,080,453)
Net capital share transactions	2,980,591	(4,536,535)
Total increase (decrease) in net assets	1,166,171	15,875,352
Net assets:
Beginning of period	128,046,286	112,170,934
End of period	$129,212,457	$128,046,286
*
Unaudited.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	12

Notes to financial statementsunaudited
1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	Capital World Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Capital World Growth and Income Fund	14

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):

15	Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,839,607	$5,020,410	$6,493	$25,866,510
Financials	19,777,869	636,066	— *	20,413,935
Industrials	19,488,089	—	—	19,488,089
Consumer discretionary	12,228,524	—	—	12,228,524
Health care	10,469,077	752,505	—	11,221,582
Communication services	9,922,639	—	—	9,922,639
Consumer staples	8,292,954	—	—	8,292,954
Materials	7,175,821	213,468	—	7,389,289
Energy	5,161,136	—	—	5,161,136
Utilities	2,143,858	122,540	—	2,266,398
Real estate	1,124,583	—	—	1,124,583
Preferred securities	287,334	—	2,794	290,128
Bonds, notes & other debt instruments	—	125,926	—	125,926
Short-term securities	5,249,458	—	—	5,249,458
Total	$122,160,949	$6,870,915	$9,287	$129,041,151
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

Capital World Growth and Income Fund	16

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

17	Capital World Growth and Income Fund

As of May 31, 2025, the total value of securities on loan was $673,652,000, and the total value of collateral received was $709,411,000. Collateral received includes cash of $277,703,000 and U.S. government securities of $431,708,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,099,232
Undistributed long-term capital gains	7,224,006
As of May 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$50,157,596
Gross unrealized depreciation on investments	(2,408,800)
Net unrealized appreciation (depreciation) on investments	47,748,796
Cost of investments	81,292,355

Capital World Growth and Income Fund	18

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended May 31, 2025			Year ended November 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$476,157	$3,274,366	$3,750,523	$972,007	$835,357	$1,807,364
Class C	2,869	36,188	39,057	7,053	10,909	17,962
Class T	— *	1	1	— *	— *	— *
Class F-1	15,577	111,679	127,256	33,444	30,518	63,962
Class F-2	149,693	899,437	1,049,130	288,236	216,346	504,582
Class F-3	71,886	411,089	482,975	135,062	95,935	230,997
Class 529-A	30,837	215,519	246,356	64,045	56,686	120,731
Class 529-C	284	3,783	4,067	728	1,197	1,925
Class 529-E	652	5,376	6,028	1,489	1,526	3,015
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	3,167	18,821	21,988	5,924	4,373	10,297
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	576	7,306	7,882	1,300	1,974	3,274
Class R-2	2,375	30,431	32,806	5,512	8,343	13,855
Class R-2E	401	3,845	4,246	851	993	1,844
Class R-3	7,082	60,359	67,441	15,366	16,351	31,717
Class R-4	7,797	56,282	64,079	17,587	15,575	33,162
Class R-5E	1,667	10,240	11,907	3,051	2,297	5,348
Class R-5	3,228	18,629	21,857	7,106	5,364	12,470
Class R-6	361,568	2,060,653	2,422,221	706,571	511,377	1,217,948
Total	$1,135,816	$7,224,007	$8,359,823	$2,265,332	$1,815,121	$4,080,453
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2025, the investment advisory services fees were $229,787,000, which were equivalent to an annualized rate of 0.367% of average daily net assets.

19	Capital World Growth and Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2025, the 529 plan services fees were $1,124,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

Capital World Growth and Income Fund	20

For the six months ended May 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$68,614	$22,942	$8,454	Not applicable
Class C	2,951	245	90	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,324	1,425	285	Not applicable
Class F-2	Not applicable	8,922	2,364	Not applicable
Class F-3	Not applicable	25	1,068	Not applicable
Class 529-A	4,108	1,402	553	$992
Class 529-C	306	24	9	17
Class 529-E	222	21	14	25
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	82	50	90
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	615	59	19	Not applicable
Class R-2	1,902	880	76	Not applicable
Class R-2E	197	66	10	Not applicable
Class R-3	2,550	758	153	Not applicable
Class R-4	1,133	465	136	Not applicable
Class R-5E	Not applicable	134	27	Not applicable
Class R-5	Not applicable	83	49	Not applicable
Class R-6	Not applicable	128	5,412	Not applicable

Total class-specific expenses	$84,922	$37,661	$18,769	$1,124
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $321,000 in the fund’s statement of operations reflects $327,000 in current fees (either paid in cash or deferred) and a net decrease of $6,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,585,514,000 and $1,626,810,000, respectively, which generated $469,952,000 of net realized gains from such sales.

21	Capital World Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2025
Class A	$759,181	11,710	$3,675,833	56,225	$(3,685,538)	(56,631)	$749,476	11,304
Class C	28,443	444	38,885	602	(109,101)	(1,706)	(41,773)	(660)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,119	203	125,947	1,932	(146,505)	(2,256)	(7,439)	(121)
Class F-2	1,700,653	26,237	1,012,508	15,519	(1,647,765)	(25,373)	1,065,396	16,383
Class F-3	582,385	8,951	476,541	7,298	(793,274)	(12,168)	265,652	4,081
Class 529-A	122,831	1,890	246,258	3,784	(325,731)	(5,023)	43,358	651
Class 529-C	6,927	108	4,066	62	(16,867)	(261)	(5,874)	(91)
Class 529-E	2,935	45	6,021	93	(12,959)	(196)	(4,003)	(58)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	33,886	524	21,948	336	(29,830)	(460)	26,004	400
Class 529-F-3	8	— †	1	— †	—	—	9	— †
Class R-1	5,336	83	7,882	122	(14,410)	(224)	(1,192)	(19)
Class R-2	26,709	418	32,781	509	(71,595)	(1,119)	(12,105)	(192)
Class R-2E	7,277	113	4,246	65	(10,772)	(169)	751	9
Class R-3	58,492	911	67,363	1,039	(137,334)	(2,137)	(11,479)	(187)
Class R-4	49,756	772	64,000	982	(203,011)	(3,129)	(89,255)	(1,375)
Class R-5E	15,944	246	11,907	183	(20,998)	(327)	6,853	102
Class R-5	42,066	641	21,724	332	(42,372)	(652)	21,418	321
Class R-6	979,708	15,159	2,422,178	37,084	(2,427,094)	(36,826)	974,792	15,417
Total net increase (decrease)	$4,435,656	68,455	$8,240,091	126,167	$(9,695,156)	(148,657)	$2,980,591	45,965
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$1,399,797	21,787	$1,769,874	29,280	$(6,054,057)	(93,936)	$(2,884,386)	(42,869)
Class C	57,046	900	17,869	304	(221,087)	(3,493)	(146,172)	(2,289)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,598	465	63,309	1,052	(331,349)	(5,157)	(238,442)	(3,640)
Class F-2	3,190,293	49,469	485,868	8,023	(3,642,999)	(56,366)	33,162	1,126
Class F-3	1,316,367	20,272	227,705	3,750	(1,328,918)	(20,650)	215,154	3,372
Class 529-A	224,946	3,517	120,682	2,007	(651,526)	(10,196)	(305,898)	(4,672)
Class 529-C	13,477	212	1,924	32	(35,234)	(555)	(19,833)	(311)
Class 529-E	6,550	103	3,013	50	(21,744)	(341)	(12,181)	(188)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	54,389	843	10,293	170	(52,363)	(813)	12,319	200
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	12,283	193	3,274	56	(29,302)	(461)	(13,745)	(212)
Class R-2	49,997	791	13,842	236	(129,208)	(2,045)	(65,369)	(1,018)
Class R-2E	9,939	157	1,844	31	(15,760)	(244)	(3,977)	(56)
Class R-3	114,740	1,796	31,682	532	(268,418)	(4,205)	(121,996)	(1,877)
Class R-4	127,830	1,987	33,148	551	(286,963)	(4,454)	(125,985)	(1,916)
Class R-5E	34,698	539	5,343	88	(27,209)	(425)	12,832	202
Class R-5	32,219	503	12,395	204	(106,228)	(1,625)	(61,614)	(918)
Class R-6	2,898,276	44,735	1,217,921	20,071	(4,926,602)	(76,174)	(810,405)	(11,368)
Total net increase (decrease)	$9,572,445	148,269	$4,019,987	66,437	$(18,128,967)	(281,140)	$(4,536,535)	(66,434)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $31,980,809,000 and $35,150,172,000, respectively, during the six months ended May 31, 2025.

23	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2025[5,6]	$68.97	$.56	$2.85	$3.41	$(.56 )	$(3.90)	$(4.46)	$67.92	5.21%[7]	$58,082	.73%[8]	.73%[8]	1.71%[8]
11/30/2024	58.33	.94	11.75	12.69	(1.11)	(.94 )	(2.05)	68.97	22.29	58,198.74		.74	1.45
11/30/2023	53.66	.99	4.76	5.75	(1.08)	—	(1.08)	58.33	10.87	51,724.75		.75	1.79
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986.75		.75	2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88 )	—	(.88 )	64.35	14.75	60,354.75		.75	1.62
11/30/2020	50.98	.91	6.10	7.01	(.73 )	(.40 )	(1.13)	56.86	14.17	55,068.77		.77	1.83
Class C:
5/31/2025[5,6]	68.05	.30	2.83	3.13	(.31 )	(3.90)	(4.21)	66.97	4.83 [7]	589	1.48 [8]	1.48 [8]	.94 [8]
11/30/2024	57.58	.45	11.61	12.06	(.65 )	(.94 )	(1.59)	68.05	21.39	643	1.48	1.48	.71
11/30/2023	52.99	.57	4.70	5.27	(.68 )	—	(.68 )	57.58	10.05	676	1.50	1.50	1.05
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60 )	(3.31)	(3.91)	52.99	(11.14)	800	1.50	1.50	1.37
11/30/2021	56.18	.55	7.26	7.81	(.43 )	—	(.43 )	63.56	13.91	1,139	1.48	1.48	.88
11/30/2020	50.35	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.18	13.34	1,206	1.50	1.50	1.09
Class T:
5/31/2025[5,6]	68.92	.64	2.85	3.49	(.65 )	(3.90)	(4.55)	67.86	5.34 [7,9]	— [10]	.49 [8,9]	.49 [8,9]	1.96 [8,9]
11/30/2024	58.30	1.09	11.74	12.83	(1.27)	(.94 )	(2.21)	68.92	22.58 [9]	— [10]	.49 [9]	.49 [9]	1.69 [9]
11/30/2023	53.63	1.15	4.75	5.90	(1.23)	—	(1.23)	58.30	11.18 [9]	— [10]	.46 [9]	.46 [9]	2.08 [9]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[9]	— [10]	.51 [9]	.51 [9]	2.35 [9]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [9]	— [10]	.52 [9]	.52 [9]	1.84 [9]
11/30/2020	50.98	1.03	6.10	7.13	(.86 )	(.40 )	(1.26)	56.85	14.47 [9]	— [10]	.52 [9]	.52 [9]	2.07 [9]
Class F-1:
5/31/2025[5,6]	68.77	.53	2.85	3.38	(.54 )	(3.90)	(4.44)	67.71	5.20 [7]	1,942	.80 [8]	.80 [8]	1.64 [8]
11/30/2024	58.17	.90	11.71	12.61	(1.07)	(.94 )	(2.01)	68.77	22.21	1,981.80		.80	1.39
11/30/2023	53.52	.96	4.74	5.70	(1.05)	—	(1.05)	58.17	10.80	1,887.81		.81	1.74
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99 )	(3.31)	(4.30)	53.52	(10.51)	1,940.81		.81	2.07
11/30/2021	56.72	.99	7.32	8.31	(.84 )	—	(.84 )	64.19	14.67	2,477.80		.80	1.57
11/30/2020	50.86	.89	6.09	6.98	(.72 )	(.40 )	(1.12)	56.72	14.13	3,089.81		.81	1.78
Class F-2:
5/31/2025[5,6]	68.88	.63	2.85	3.48	(.64 )	(3.90)	(4.54)	67.82	5.32 [7]	16,734	.52 [8]	.52 [8]	1.94 [8]
11/30/2024	58.26	1.08	11.73	12.81	(1.25)	(.94 )	(2.19)	68.88	22.55	15,867.52		.52	1.68
11/30/2023	53.59	1.12	4.76	5.88	(1.21)	—	(1.21)	58.26	11.15	13,356.52		.52	2.03
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951.53		.53	2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521.52		.52	1.85
11/30/2020	50.94	1.03	6.08	7.11	(.85 )	(.40 )	(1.25)	56.80	14.45	11,226.52		.52	2.07
Class F-3:
5/31/2025[5,6]	68.96	.66	2.85	3.51	(.67 )	(3.90)	(4.57)	67.90	5.38 [7]	7,418	.41 [8]	.41 [8]	2.05 [8]
11/30/2024	58.32	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.96	22.69	7,252.41		.41	1.78
11/30/2023	53.65	1.18	4.76	5.94	(1.27)	—	(1.27)	58.32	11.25	5,937.41		.41	2.14
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536.42		.42	2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939.41		.41	1.96
11/30/2020	50.99	1.09	6.08	7.17	(.90 )	(.40 )	(1.30)	56.86	14.58	4,815.42		.42	2.17
Class 529-A:
5/31/2025[5,6]	68.66	.54	2.85	3.39	(.55 )	(3.90)	(4.45)	67.60	5.21 [7]	3,803	.76 [8]	.76 [8]	1.69 [8]
11/30/2024	58.08	.91	11.70	12.61	(1.09)	(.94 )	(2.03)	68.66	22.24	3,818.77		.77	1.42
11/30/2023	53.43	.97	4.74	5.71	(1.06)	—	(1.06)	58.08	10.83	3,501.79		.79	1.76
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467.79		.79	2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86 )	—	(.86 )	64.10	14.71	4,161.78		.78	1.59
11/30/2020	50.79	.89	6.07	6.96	(.71 )	(.40 )	(1.11)	56.64	14.12	3,860.81		.81	1.79
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2025[5,6]	$68.45	$.29	$2.84	$3.13	$(.29 )	$(3.90)	$(4.19)	$67.39	4.80%[7]	$61	1.52%[8]	1.52%[8]	.90%[8]
11/30/2024	57.90	.43	11.67	12.10	(.61 )	(.94 )	(1.55)	68.45	21.33	69	1.53	1.53	.67
11/30/2023	53.27	.54	4.72	5.26	(.63 )	—	(.63 )	57.90	9.96	76	1.56	1.56	.98
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56 )	(3.31)	(3.87)	53.27	(11.17)	92	1.55	1.55	1.32
11/30/2021	56.45	.53	7.28	7.81	(.39 )	—	(.39 )	63.87	13.84	136	1.52	1.52	.84
11/30/2020	50.56	.51	6.09	6.60	(.31 )	(.40 )	(.71 )	56.45	13.29	156	1.55	1.55	1.03
Class 529-E:
5/31/2025[5,6]	68.54	.47	2.84	3.31	(.47 )	(3.90)	(4.37)	67.48	5.08 [7]	93	1.00 [8]	1.00 [8]	1.44 [8]
11/30/2024	57.99	.76	11.67	12.43	(.94 )	(.94 )	(1.88)	68.54	21.94	99	1.01	1.01	1.19
11/30/2023	53.35	.84	4.73	5.57	(.93 )	—	(.93 )	57.99	10.58	94	1.02	1.02	1.53
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88 )	(3.31)	(4.19)	53.35	(10.71)	97	1.02	1.02	1.86
11/30/2021	56.56	.86	7.29	8.15	(.72 )	—	(.72 )	63.99	14.44	122	1.01	1.01	1.36
11/30/2020	50.70	.78	6.09	6.87	(.61 )	(.40 )	(1.01)	56.56	13.92	117	1.02	1.02	1.57
Class 529-T:
5/31/2025[5,6]	68.93	.62	2.85	3.47	(.63 )	(3.90)	(4.53)	67.87	5.31 [7,9]	— [10]	.54 [8,9]	.54 [8,9]	1.92 [8,9]
11/30/2024	58.29	1.06	11.75	12.81	(1.23)	(.94 )	(2.17)	68.93	22.54 [9]	— [10]	.55 [9]	.55 [9]	1.64 [9]
11/30/2023	53.63	1.10	4.76	5.86	(1.20)	—	(1.20)	58.29	11.09 [9]	— [10]	.55 [9]	.55 [9]	2.00 [9]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[9]	— [10]	.54 [9]	.54 [9]	2.33 [9]
11/30/2021	56.84	1.14	7.33	8.47	(.99 )	—	(.99 )	64.32	14.94 [9]	— [10]	.56 [9]	.56 [9]	1.80 [9]
11/30/2020	50.98	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.84	14.40 [9]	— [10]	.56 [9]	.56 [9]	2.02 [9]
Class 529-F-1:
5/31/2025[5,6]	68.69	.60	2.84	3.44	(.61 )	(3.90)	(4.51)	67.62	5.28 [7,9]	— [10]	.60 [8,9]	.60 [8,9]	1.85 [8,9]
11/30/2024	58.11	1.01	11.70	12.71	(1.19)	(.94 )	(2.13)	68.69	22.43 [9]	— [10]	.61 [9]	.61 [9]	1.57 [9]
11/30/2023	53.47	1.05	4.74	5.79	(1.15)	—	(1.15)	58.11	11.01 [9]	— [10]	.63 [9]	.63 [9]	1.91 [9]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[9]	— [10]	.63 [9]	.63 [9]	2.23 [9]
11/30/2021	56.69	1.12	7.33	8.45	(.99 )	—	(.99 )	64.15	14.93 [9]	— [10]	.60 [9]	.60 [9]	1.76 [9]
11/30/2020	50.84	1.08	6.00	7.08	(.83 )	(.40 )	(1.23)	56.69	14.40 [9]	— [10]	.57 [9]	.57 [9]	2.18 [9]
Class 529-F-2:
5/31/2025[5,6]	68.97	.64	2.85	3.49	(.64 )	(3.90)	(4.54)	67.92	5.34 [7]	356	.51 [8]	.51 [8]	1.96 [8]
11/30/2024	58.33	1.08	11.75	12.83	(1.25)	(.94 )	(2.19)	68.97	22.57	333.52		.52	1.67
11/30/2023	53.66	1.13	4.76	5.89	(1.22)	—	(1.22)	58.33	11.16	270.50		.50	2.05
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)	245.52		.52	2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264.55		.55	1.81
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	215	.05 [7]	.05 [7]	.03 [7]
Class 529-F-3:
5/31/2025[5,6]	68.96	.68	2.82	3.50	(.66 )	(3.90)	(4.56)	67.90	5.35 [7]	— [10]	.46 [8]	.46 [8]	2.09 [8]
11/30/2024	58.33	1.11	11.75	12.86	(1.29)	(.94 )	(2.23)	68.96	22.61	— [10]	.46	.46	1.72
11/30/2023	53.66	1.14	4.76	5.90	(1.23)	—	(1.23)	58.33	11.18	— [10]	.47	.47	2.07
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)	— [10]	.48	.48	2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	— [10]	.50	.47	1.89
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	— [10]	.06 [7]	.04 [7]	.04 [7]
Class R-1:
5/31/2025[5,6]	68.11	.30	2.82	3.12	(.31 )	(3.90)	(4.21)	67.02	4.81 [7]	125	1.50 [8]	1.50 [8]	.94 [8]
11/30/2024	57.64	.44	11.61	12.05	(.64 )	(.94 )	(1.58)	68.11	21.37	128	1.50	1.50	.69
11/30/2023	53.03	.57	4.72	5.29	(.68 )	—	(.68 )	57.64	10.04	121	1.51	1.51	1.04
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59 )	(3.31)	(3.90)	53.03	(11.16)	127	1.51	1.51	1.35
11/30/2021	56.24	.54	7.25	7.79	(.41 )	—	(.41 )	63.62	13.88	155	1.51	1.51	.86
11/30/2020	50.41	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.24	13.32	158	1.52	1.52	1.07
Refer to the end of the table(s) for footnote(s).

25	Capital World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2025[5,6]	$67.85	$.30	$2.80	$3.10	$(.30 )	$(3.90)	$(4.20)	$66.75	4.80%[7]	$513	1.50%[8]	1.50%[8]	.93%[8]
11/30/2024	57.42	.44	11.57	12.01	(.64 )	(.94 )	(1.58)	67.85	21.37	535	1.50	1.50	.69
11/30/2023	52.84	.57	4.69	5.26	(.68 )	—	(.68 )	57.42	10.04	511	1.51	1.51	1.04
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59 )	(3.31)	(3.90)	52.84	(11.17)	529	1.53	1.53	1.34
11/30/2021	56.06	.54	7.24	7.78	(.42 )	—	(.42 )	63.42	13.88	682	1.51	1.51	.86
11/30/2020	50.25	.53	6.04	6.57	(.36 )	(.40 )	(.76 )	56.06	13.33	681	1.52	1.52	1.08
Class R-2E:
5/31/2025[5,6]	68.62	.40	2.84	3.24	(.40 )	(3.90)	(4.30)	67.56	4.97 [7]	67	1.21 [8]	1.21 [8]	1.24 [8]
11/30/2024	58.05	.63	11.69	12.32	(.81 )	(.94 )	(1.75)	68.62	21.71	68	1.21	1.21	.98
11/30/2023	53.41	.73	4.74	5.47	(.83 )	—	(.83 )	58.05	10.36	60	1.21	1.21	1.33
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76 )	(3.31)	(4.07)	53.41	(10.89)	60	1.23	1.23	1.65
11/30/2021	56.61	.73	7.30	8.03	(.59 )	—	(.59 )	64.05	14.22	71	1.21	1.21	1.16
11/30/2020	50.75	.68	6.09	6.77	(.51 )	(.40 )	(.91 )	56.61	13.65	69	1.22	1.22	1.38
Class R-3:
5/31/2025[5,6]	68.37	.45	2.83	3.28	(.45 )	(3.90)	(4.35)	67.30	5.06 [7]	1,036	1.06 [8]	1.06 [8]	1.38 [8]
11/30/2024	57.85	.73	11.65	12.38	(.92 )	(.94 )	(1.86)	68.37	21.89	1,065	1.06	1.06	1.14
11/30/2023	53.22	.82	4.73	5.55	(.92 )	—	(.92 )	57.85	10.55	1,010	1.06	1.06	1.49
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84 )	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07	1.07	1.80
11/30/2021	56.43	.82	7.28	8.10	(.68 )	—	(.68 )	63.85	14.37	1,365	1.06	1.06	1.31
11/30/2020	50.59	.75	6.07	6.82	(.58 )	(.40 )	(.98 )	56.43	13.84	1,440	1.07	1.07	1.52
Class R-4:
5/31/2025[5,6]	68.75	.54	2.86	3.40	(.55 )	(3.90)	(4.45)	67.70	5.21 [7]	895	.76 [8]	.76 [8]	1.65 [8]
11/30/2024	58.16	.92	11.71	12.63	(1.10)	(.94 )	(2.04)	68.75	22.26	1,003.76		.76	1.44
11/30/2023	53.50	.98	4.75	5.73	(1.07)	—	(1.07)	58.16	10.87	960.76		.76	1.78
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084.77		.77	2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87 )	—	(.87 )	64.17	14.71	1,340.76		.76	1.61
11/30/2020	50.84	.91	6.09	7.00	(.73 )	(.40 )	(1.13)	56.71	14.20	1,459.77		.77	1.83
Class R-5E:
5/31/2025[5,6]	68.83	.61	2.85	3.46	(.62 )	(3.90)	(4.52)	67.77	5.31 [7]	185	.56 [8]	.56 [8]	1.90 [8]
11/30/2024	58.22	1.04	11.74	12.78	(1.23)	(.94 )	(2.17)	68.83	22.50	181.56		.56	1.62
11/30/2023	53.56	1.09	4.76	5.85	(1.19)	—	(1.19)	58.22	11.08	142.56		.56	1.98
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140.57		.57	2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139.56		.56	1.80
11/30/2020	50.91	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.77	14.41	110.56		.56	2.03
Class R-5:
5/31/2025[5,6]	69.00	.65	2.85	3.50	(.65 )	(3.90)	(4.55)	67.95	5.37 [7]	348	.46 [8]	.46 [8]	2.01 [8]
11/30/2024	58.36	1.12	11.75	12.87	(1.29)	(.94 )	(2.23)	69.00	22.63	331.46		.46	1.74
11/30/2023	53.68	1.16	4.76	5.92	(1.24)	—	(1.24)	58.36	11.20	333.46		.46	2.11
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399.47		.47	2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530.46		.46	1.91
11/30/2020	51.02	1.06	6.09	7.15	(.88 )	(.40 )	(1.28)	56.89	14.51	542.47		.47	2.13
Class R-6:
5/31/2025[5,6]	68.98	.66	2.85	3.51	(.67 )	(3.90)	(4.57)	67.92	10.80 [7]	36,965	.41 [8]	.41 [8]	2.05 [8]
11/30/2024	58.34	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.98	22.69	36,475.41		.41	1.78
11/30/2023	53.67	1.18	4.76	5.94	(1.27)	—	(1.27)	58.34	11.25	31,513.41		.41	2.13
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848.42		.42	2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071.41		.41	1.94
11/30/2020	51.01	1.09	6.08	7.17	(.91 )	(.40 )	(1.31)	56.87	14.56	21,684.42		.42	2.18
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	26

Financial highlights (continued)

	Six months ended May 31, 2025[5,6,7]	Year ended November 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	26%	27%	27%	32%	32%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	Capital World Growth and Income Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital World Growth and Income Fund	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	Capital World Growth and Income Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Growth and Income Fund	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 31, 2025